Subsequent Events (Details) - USD ($)											1 Months Ended						2 Months Ended		3 Months Ended		6 Months Ended		12 Months Ended
	Mar. 30, 2023	Mar. 17, 2023	Mar. 08, 2023	Mar. 07, 2023	Mar. 01, 2023	Feb. 03, 2023	Feb. 01, 2023	Oct. 04, 2022	Sep. 08, 2022	Feb. 04, 2022	Feb. 28, 2023	Feb. 16, 2023	Oct. 31, 2022	Sep. 30, 2022	Aug. 31, 2022	Aug. 30, 2022	Apr. 22, 2023	Oct. 31, 2022	Oct. 31, 2022	Jul. 31, 2022	Jan. 31, 2023	Jan. 31, 2022	Dec. 31, 2022	Jul. 31, 2022	Jul. 31, 2021	Oct. 17, 2022	Sep. 05, 2022	Jul. 27, 2022	Jul. 26, 2022	Jul. 01, 2022	Feb. 14, 2022	Aug. 30, 2021
Subsequent Events (Details) [Line Items]
Convertible loan						Pursuant to the Fourth Amendment, Post Road gave its consent to the transactions previously disclosed in November 2022, December 2022 and February 2023 (See Note 2) whereby the Company obtained convertible loans in the aggregate Net Unpaid Principal Amount (as defined in this paragraph) of approximately $2,848,525, and gave its consent to the Company obtaining additional convertible financing in a Net Unpaid Principal Amount of up to approximately $151,475 pursuant to similar transaction documents, and for a total Net Unpaid Principal Amount in convertible loans of up to $3,000,000 (such bridge loans are hereinafter referred to individually as a “Bridge Loan” and collectively as the “Bridge Loans”). Post Road’s consents to the Bridge Loans in a Net Unpaid Principal Amount of up to $3,000,000 are contingent on (a) the closing of the Merger and (b) the repayment in full of all obligations under the Bridge Loans from (i) conversion into shares of the Company’s common stock, par value $0.001 per share (the “Common Stock”) immediately after the closing of the Merger via cash, or (ii) with Post Road’s prior written approval, either (A) proceeds of an additional equity offering or financing transaction, or (B) via amortization payments (collectively, the “Bridge Loan Repayment”)
Bridge loan percentage																					50.00%
Liquidity amount																					$ 1,000,000
Amendment fee equal																					400,000
Principal balance																					26,125
Origination fee																					$ 3,020
Unsecured adjustable promissory notes			$ 250,000
Interest percentage																					5.00%
Conversion price (in Dollars per share)																					$ 0.13											$ 10
Total shares issued (in Shares)													2,060,000	2,060,000
Fair value													$ 252,340	$ 252,340									$ 10,297,411
DIGERATI TECHNOLOGIES, INC [Member]
Subsequent Events (Details) [Line Items]
Maturity date																								Jul. 31, 2025
Interest percentage																														5.00%
Discount										$ 241,000,000											$ 850	$ 1,605		$ 2,064	$ 2,809
Share issued (in Shares)																												300,000	300,000	1,500,000
Conversion price, description																								The Company issued 150,000 shares of common stock with a fair market value of $20,145. The notes are convertible into shares of common stock at a conversion price equal to the greater of (i) $0.15 per share (the “Fixed Conversion Price”), or (ii) seventy-five percent (75%) of the lowest daily volume weighted average price (“VWAP”) over the ten (10) consecutive trading day period ending on the trading day immediately prior to the applicable conversion date (the “Variable Conversion Price”).
Maintain minimum liquidity																				$ 2,000,000
DIGERATI TECHNOLOGIES, INC [Member] | Common Stock [Member]
Subsequent Events (Details) [Line Items]
Share issued (in Shares)																															250,000
DIGERATI TECHNOLOGIES, INC [Member] | Minimum [Member]
Subsequent Events (Details) [Line Items]
Senior leverage ratio (in Dollars per share)																				$ 1
DIGERATI TECHNOLOGIES, INC [Member] | Maximum [Member]
Subsequent Events (Details) [Line Items]
Senior leverage ratio (in Dollars per share)																				$ 4.06
DIGERATI TECHNOLOGIES, INC [Member] | Convertible Promissory Notes & Equity Issuance [Member]
Subsequent Events (Details) [Line Items]
Conversion price, description																								One of the convertible promissory notes provided, that the Holder shall, in its sole discretion, be able to convert any amounts due hereunder at a twenty-five percent (25%) discount to the per share price of the qualified uplisting financing of over $4MM. If, no later than July 31, 2023, the Company shall fail to uplist to any tier of the NASDAQ Stock Market, the New York Stock Exchange or the NYSE MKT, the conversion price under the note will be adjusted to equal the lesser of (i) $0.10 per share; or (ii) seventy-five percent (75%) of the lowest VWAP in the preceding twenty (20) consecutive trading days
Subsequent Event [Member]
Subsequent Events (Details) [Line Items]
Maturity date							Jul. 30, 2023					Jun. 30, 2023
Restricted shares (in Shares)							300,000				100,000
Principal amount paid												$ 20,000
Exchange fees											$ 18,000
Annual interest					10.00%
Subsequent Event [Member] | Common Stock [Member]
Subsequent Events (Details) [Line Items]
Principal balance							$ 50,000
Subsequent Event [Member] | DIGERATI TECHNOLOGIES, INC [Member]
Subsequent Events (Details) [Line Items]
Annual interest								11.00%
Quarterly principal payment																											$ 250,000
Promissory note								$ 150,000	$ 50,000
Maturity date								Oct. 15, 2022	Jan. 31, 2023
Total principal outstanding																										$ 150,000
Subsequent Event [Member] | MEOA Common Stock [Member] | DIGERATI TECHNOLOGIES, INC [Member]
Subsequent Events (Details) [Line Items]
Common stock par value (in Dollars per share)																$ 0.0001
Subsequent Event [Member] | MEOA Class A Common Stock [Member] | DIGERATI TECHNOLOGIES, INC [Member]
Subsequent Events (Details) [Line Items]
Common stock par value (in Dollars per share)																0.0001
Subsequent Event [Member] | MEOA Class B Common Stock [Member] | DIGERATI TECHNOLOGIES, INC [Member]
Subsequent Events (Details) [Line Items]
Common stock par value (in Dollars per share)																$ 0.0001
Forecast [Member]
Subsequent Events (Details) [Line Items]
Principal amount		$ 192,000		$ 110,000
Interest percentage		10.00%		10.00%
Discount		$ 28,800		$ 10,000
Net proceeds		$ 163,200		$ 100,000
Share issued (in Shares)		241,500		300,000
Conversion price (in Dollars per share)				$ 0.1
Warrant shares (in Shares)		1,207,186
Description	On March 30, 2023, the Company amended its Convertible Promissory Note (amendment #5) with Lucas Ventures, LLC in which the noteholder agreed to extend the maturity date on the note dated April 15, 2021 to June 30, 2023 in exchange for $25,000 which was added to the principal balance on the Note and the issuance of 150,000 restricted shares of common stock. On March 30, 2023, the Company amended its Convertible Promissory Note (amendment #7) with LGH Investments, LLC in which the noteholder agreed to extend the maturity date on the note dated July 27, 2020 to June 30, 2023, in exchange for $30,000 which was added to the principal balance on the Note and the issuance of 250,000 restricted shares of common stock.
Forecast [Member] | DIGERATI TECHNOLOGIES, INC [Member]
Subsequent Events (Details) [Line Items]
Annual interest													8.00%
Total shares issued (in Shares)															2,060,000
Fair value															$ 252,340
Total principal amounts																								$ 302,500
Principal balances totaling													$ 165,000
Mature over a period ranging													9 months
Shares of common stock (in Shares)													300,000
Fair market value													$ 45,000
Conversion price (in Dollars per share)													$ 0.1
Conversion price discount													25.00%
Maintain minimum liquidity																			$ 2,000,000
Forecast [Member] | DIGERATI TECHNOLOGIES, INC [Member] | Minimum [Member]
Subsequent Events (Details) [Line Items]
Senior leverage ratio (in Dollars per share)																			$ 1
Forecast [Member] | DIGERATI TECHNOLOGIES, INC [Member] | Maximum [Member]
Subsequent Events (Details) [Line Items]
Senior leverage ratio (in Dollars per share)																			$ 4.05
Business Combination [Member]
Subsequent Events (Details) [Line Items]
Business combination agreement, description																							The Company is also entitled to further extend for up to six one month extensions totaling $500,000. As of December 31, 2022, Digerati has provided $166,667 for two one month extensions.
Business Combination [Member] | Subsequent Event [Member] | DIGERATI TECHNOLOGIES, INC [Member]
Subsequent Events (Details) [Line Items]
Business combination agreement, description																If the Business Combination Agreement is validly terminated, none of the parties to the Business Combination Agreement will have any liability or any further obligation under the Business Combination Agreement other than customary confidentiality obligations, except in the case of a willful breach of any covenant or agreement under the Business Combination Agreement or fraud, provided, that (A) if MEOA terminates the Business Combination Agreement pursuant to clauses (ii), (vi), (vii) or (viii) of the preceding paragraph, Digerati shall pay to MEOA, promptly following such termination, and in any event within not less than five business days following delivery of notice of termination, a termination fee in the amount of $2,000,000, (B) if Digerati terminates the Business Combination Agreement pursuant to clauses (iii) or (ix) of the preceding paragraph, MEOA shall pay to Digerati promptly following such termination, and in any event within not less than five business days following delivery of notice of termination, a termination fee in the amount of $2,000,000 and (C) in the event of a termination by MEOA pursuant to clauses (ix) or (x) of the preceding paragraph, Digerati shall pay to MEOA, promptly following such termination, and in any event within not less than five business days following delivery of notice of termination, a termination fee in the amount of $1,265,000.
Tysadco Partners [Member]
Subsequent Events (Details) [Line Items]
Maturity date											Aug. 31, 2023
Second Amendment to Asset Purchase Agreement [Member]
Subsequent Events (Details) [Line Items]
Asset purchase agreement, description																					the Specified Defaults are contingent on the Merger closing on or before the Merger Outside Closing Date and no events of default (other than the Specified Defaults) or any condition or event that, with the giving of notice or the lapse of time or both, would constitute an event of default, existing under the Credit Agreement on the Merger closing date.
Securities Purchase Agreement and Promissory Notes [Member] | Forecast [Member]
Subsequent Events (Details) [Line Items]
Amortization payments to Investor																	$ 200,000
Convertible Promissory Notes & Equity Issuance [Member] | Forecast [Member] | DIGERATI TECHNOLOGIES, INC [Member]
Subsequent Events (Details) [Line Items]
Annual interest																		8.00%
Principal balances totaling																		$ 350,000
Convertible Promissory Notes & Equity Issuance [Member] | Forecast [Member] | DIGERATI TECHNOLOGIES, INC [Member] | Minimum [Member]
Subsequent Events (Details) [Line Items]
Mature over a period ranging																		6 months
Convertible Promissory Notes & Equity Issuance [Member] | Forecast [Member] | DIGERATI TECHNOLOGIES, INC [Member] | Maximum [Member]
Subsequent Events (Details) [Line Items]
Mature over a period ranging																		1 year